Property, Plant and Equipment (Table)	12 Months Ended
Dec. 31, 2015
Disclosure Text Block
Property, plant and equipment

Property, plant and equipment in service and under construction, and related accumulated depreciation and amortization, as of December 31, 2015 and 2014 were as follows:

December 31,	Useful Lives (Years)	2015	2014
(Dollars in thousands)
Land	N/A	$35,535	$35,031
Buildings	20	295,282	296,502
Leasehold and land improvements	1-30	1,102,991	1,086,718
Cell site equipment	7-25	3,382,743	3,269,609
Switching equipment	5-8	960,091	960,377
Office furniture and equipment	3-5	502,362	553,630
Other operating assets and equipment	3-5	78,714	89,663
System development	1-7	1,169,170	1,042,195
Work in process	N/A	141,848	125,015
		7,668,736	7,458,740
Accumulated depreciation and amortization		(5,019,803)	(4,730,523)
		$2,648,933	$2,728,217